Subsidiaries with material non-controlling interest - Statements of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	$ (47,065)	$ (346,260)	$ (212,582)
Investing activities	(105,601)	(117,559)	(138,150)
Financing activities	(100,618)	(74,052)	59,575
Increase in cash and cash equivalents in the year	(159,154)	154,649	134,007
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	1,545	74,985	60,525
Investing activities	(28,259)	(29,546)	(64,343)
Financing activities	(405)	(29,974)	18,096
Increase in cash and cash equivalents in the year	(27,119)	15,465	14,278
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	(908)	10,323	139,155
Investing activities	(1,629)	(13,160)	(17,326)
Financing activities	(763)	0	(32,077)
Increase in cash and cash equivalents in the year	(3,300)	(2,837)	89,752
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	16,040	14,066	15,093
Investing activities	0	0	0
Financing activities	(16,250)	(13,900)	(15,090)
Increase in cash and cash equivalents in the year	(210)	166	3
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	0	(572)	(185)
Investing activities	0	0	0
Financing activities	1,032	0	1,477
Increase in cash and cash equivalents in the year	$ 1,032	$ (572)	$ 1,292